UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21181______

_______BlackRock Municipal 2020 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)
BlackRock Municipal 2020 Term Trust (BKK)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.1%
			California—24.5%
A	$12,000		California GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,466,920
			Foothill/Eastern Corridor Agcy. Toll Rd. Cap. Apprec. RB,
BBB	12,500		Zero Coupon, 1/15/21	01/10 @ 53.346	5,270,625
BBB	10,000		Zero Coupon, 1/15/22	01/10 @ 50.177	3,966,900
			Golden St. Tobacco Sec. Corp. RB,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,335,790
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,506,566
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,163,887
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,754,783
AAA	20,000	[3]	Ser. B, 5.375%, 6/01/10	N/A	21,302,200
BBB+	7,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	7,348,460
BBB	3,000		Poll. Ctrl. Sld. Wst. Mgmt. RB, Ser. A, 5.125%, 7/01/31	03/06 @ 100	3,113,280
AAA	6,865		Riverside Cnty. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,695,679

					75,925,090

			Colorado—1.7%
AAA	4,500		E-470 Pub. Hwy. Auth. Cap. Apprec. RB, Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,116,890
Baa2	3,000		Park Creek Met. Dist. Co. RB, 5.25%, 12/01/25	12/15 @ 101	3,057,930

					5,174,820

			District of Columbia—5.2%
			RB, Friendship Pub. Charter Sch., Inc. Proj.,
A	3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,324,183
A	2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,863,017
AAA	5,000		Met. Arpts. Auth. Arpt. Sys. RB, Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,149,850
BBB	4,215		Tobacco Settlement Fin. Corp. RB, 6.50%, 5/15/33	No Opt. Call	4,793,214

					16,130,264

			Florida—15.0%
NR	830		Baywinds Cmnty. Dev. Dist. RB, Ser. B, 4.90%, 5/01/12	No Opt. Call	830,000
NR	4,860		Bellago Edl. Facs. Benefit Dist. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,947,772
Baa2	1,500	[3]	Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	N/A	1,443,840
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,059,010
NR	4,445		Grand Hampton Cmnty. Dev. Dist. Cap. Impvt. RB, 6.10%, 5/01/24	05/13 @ 101	4,596,841
NR	4,025		Habitat Cmnty. Dev. Dist. SA, 5.80%, 5/01/25	05/14 @ 101	4,017,554
BB+	5,475		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,112,509
NR	4,525		Middle Vlg. Cmnty. Dev. Dist. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,634,731
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	990,260
NR	6,080		Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	6,186,217
NR	3,480		Vlg. Cmnty. Dev. Dist. Assmt., No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,624,803
NR	5,810		Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	6,013,931

					46,457,468

			Georgia—1.6%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,617,900
BBB	2,350		Richmond Cnty. Dev. Auth. Env. Impvt. RB, 5.75%, 11/01/27	11/13 @ 100	2,418,103

					5,036,003

			Illinois—12.4%
NR	2,155	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,161,228
			Chicago O'Hare Intl. Arpt. RB,
AAA	5,000		Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	5,231,200
AAA	7,000		Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,312,410
Baa1	5,000		Dev. Fin. Auth. RB, Depaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,254,950
AA+	4,800		Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,001,024
			Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,695,543
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,389,230
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,049,028
AAA	13,455		Met. Pier & Expo. Auth. Ded. RB, McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	6,493,248

					38,587,861

BlackRock Municipal 2020 Term Trust (BKK) (continued)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—5.0%
BBB	$10,000		Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$ 10,317,400
NR	5,140		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,066,909

					15,384,309

			Kansas—1.0%
AAA	6,440		Wyandotte Cnty. Unified Gov't. Spl. Oblig. RB, Intl. Speedway Proj.,
			Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,227,342

			Kentucky—1.3%
BBB	3,750		Maysville Sld. Wst. Disp. RB, Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,108,800

			Louisiana—0.7%
BBB	2,000		De Soto Parish Env. Impvt. RB, Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,056,480

			Maryland—5.6%
			Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000		6.625%, 7/01/25	07/07 @ 102	3,100,770
NR	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,235,793
BBB+	8,500		Hlth. & Higher Edl. Facs. RB, Auth. Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,880,460

					17,217,023

			Massachusetts—1.5%
BBB	4,500		Dev. Fin. Agcy. Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,769,955

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth. RB, Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,291,900

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt. RB, Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,053,040

			Missouri—3.5%
BBB+	5,000		Dev. Fin. Brd. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,213,000
AA	5,500		Hlth. & Edu. Fac. RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,728,470

					10,941,470

			Multi-State—7.3%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,057,100
A3	2,500	[4]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,702,700
Baa1	4,000	[4]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,146,920
Baa1	2,500	[4]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,639,150
			Munimae TE Bond Subsidiary LLC,
Baa2	5,000	[4]	Ser. C1, 5.40%, 6/30/49	09/14 @ 100	4,993,200
Baa2	5,000	[4]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	4,949,300
Baa3	2,000	[4]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	1,999,980

					22,488,350

			New Hampshire—1.7%
A-	5,000		Hlth. & Ed. Fac. RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,271,600

			New Jersey—11.6%
			Econ. Dev. Auth. RB,
BBB	11,500		Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	11,999,330
B	5,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	5,009,950
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,636,485
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,000,610
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,598,750
Baa1	4,000		Hlth. Care Fac. Fin. Auth. RB, Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,264,960
			Middlesex Cnty. Impvt. Auth. RB,
NR	2,500		Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,432,050
Baa1	1,000		Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,007,650

					35,949,785

			New York—8.2%
			New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj.,
B-	5,635		7.625%, 8/01/25	08/16 @ 101	6,192,189
B-	5,000		7.75%, 8/01/31	08/16 @ 101	5,509,150
AAA	8,500		St. Energy Research & Dev. RB, Brlyn Union Gas/Keyspan Proj., Ser. A, 4.70%, 2/01/24, FGIC	02/16 @ 100	8,468,975
AA-	5,000		Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	No Opt. Call	5,394,650

					25,564,964

BlackRock Municipal 2020 Term Trust (BKK) (continued)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Ohio—5.0%
			Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	$ 3,000		6.00%, 1/01/19	07/13 @ 100	$ 3,345,720
Aa3	10,000		6.00%, 1/01/20	07/13 @ 100	11,132,600
NR	1,100		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,135,431

					15,613,751

			Oklahoma—1.2%
B-	3,350		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,668,552

			Pennsylvania—6.2%
BBB+	6,680		Higher Edl. Fac. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,010,459
A+	10,000		Lancaster Cnty. Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,842,200
NR	1,275		Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,344,067

					19,196,726

			Puerto Rico—11.4%
A3	10,900		Elec. Pwr. Auth. RB, Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,384,614
			Pub. Impvt. GO,
BBB	5,000		Ser. A, 5.25%, 7/01/22	07/13 @ 100	5,216,600
BBB	11,000		Ser. A, 5.25%, 7/01/23	07/13 @ 100	11,455,840
BBB	7,000		Ser. A, 5.25%, 7/01/24	07/13 @ 100	7,276,920

					35,333,974

			Rhode Island—1.5%
BBB	4,500	[3]	Hlth. & Edl. Bldg. Corp. Hosp. Fin. RB, Ser. A, 5.875%, 9/15/08	N/A	4,587,300

			Texas—5.8%
BBB	1,100		Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,238,633
BBB-	3,500		Port Corpus Christi Indl. Dev. Corp. RB, Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,640,350
			Tpke. Auth. RB, Central Texas Tpke. Sys. Proj.,
AAA	7,990		Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	3,949,457
AAA	8,450		Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,600,883
			Weatherford Indpt. Sch. Dist. GO,
AAA	6,945		Zero Coupon, 2/15/23	02/11 @ 50.236	2,822,239
AAA	6,945		Zero Coupon, 2/15/24	02/11 @ 47.435	2,661,116

					17,912,678

			Trust Territories—1.3%
A	4,000	[4]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,936,520

			U.S. Virgin Islands—0.3%
BBB	1,000		Pub. Fin. Auth. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,051,710

			Virginia—7.6%
NR	5,000		Celebrate North Cmnty. Dev. Auth. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,239,200
BBB	10,000		Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp. RB, 5.125%, 8/01/27	03/06 @ 100	10,083,300
Baa1	7,500		Mecklenburg Cnty. Ind. Dev. Auth. RB, Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,207,175

					23,529,675

			Washington—2.5%
			Washington GO,
AAA	10,000		Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,623,600
AAA	4,630		Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,261,385

					7,884,985

			Wisconsin—2.1%
			Hlth. & Ed. Fac. Auth. RB, Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,054,903
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,371,447

					6,426,350

			Total Long-Term Investments (cost $456,322,584)		477,778,745

BlackRock Municipal 2020 Term Trust (BKK) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—0.7%
			New York—0.1%
A-1+	$ 300	[5]	Triborough Brdg. & Tunl. Auth. RB, 3.15%, 4/06/06, FRWD	$ 300,000

			North Dakota—0.1%
VMIG1	300	[5]	Grand Forks Hosp. Fac. RB, United Hosp. Oblig. Grp. Proj., 3.27%, 4/03/06, FRDD	300,000

	Shares
	(000)

			MONEY MARKET FUND—0.5%
NR	1,750		AIM Tax Free Investment Co. Cash Reserve Porfolio	1,750,000

			Total Short-Term Investments (cost $2,350,000)	2,350,000

			Total Investments—154.8% (cost $458,672,5846)	$ 480,128,745
			Other assets in excess of liabilities—2.5%	7,661,235
			Preferred shares at redemption value, including dividends payable—(57.3)%	(177,652,455)

			Net Assets Applicable to Common Shareholders—100%	$ 310,137,525

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 9.2% of its net assets, with a current market value of $28,586,098, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax purposes is $458,652,591. The net unrealized appreciation on a tax basis is $21,476,154, consisting of $21,814,648 gross unrealized appreciation and $338,494 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assesment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal 2020 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006